Guarantor Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 151,901	$ 256,130	$ 31,612	$ 8,547
Accounts receivable	154,814	199,900
Receivable from affiliate	0	88
Prepaid expenses, deposits and other	5,488	3,339
Derivative instruments	186,960	133,034
Deferred tax assets	0
Total current assets	499,163	592,491
Gas collateral account	4,077	3,995
Investments in subsidiaries	0	0
Property, plant and equipment, net	3,243,131	2,461,331
Deferred financing costs, net	30,244	25,103
Goodwill	39,142	334,050
Intangible assets, net	46,159	47,791
Other non-current assets	108,615
Derivative instruments	105,945	63,188
Total assets	3,970,531	3,527,949
Current liabilities:
Current portion of long-term debt	0	680
Accounts payable	83,553	152,329
Royalties payable	40,572	37,172
Accrued capital expenditures	79,747	108,290
Leasehold payable	17,338	30,702
Deferred tax liabilities	0	54,688
Other accrued liabilities	79,132	52,814
Total current liabilities	300,342	436,675
Long-term liabilities:
Long-term debt	1,457,222	900,000
Leasehold payable	6,289	4,279
Deferred tax liabilities	271,988	209,218
Other long-term liabilities	13,878	12,609
Other long-term liabilities	30,222
Total liabilities	2,066,063	1,562,781
Stockholders’ equity before noncontrolling interest	1,279,897	1,522,710
Noncontrolling interests in consolidated subsidiaries	624,571	442,458
Total liabilities and stockholders’ equity	3,970,531	3,527,949
Reportable Legal Entities | Parent
Current assets:
Cash	78,474	181,835	0	0
Accounts receivable	147	1,773
Receivable from affiliate	27,670	634
Prepaid expenses, deposits and other	4,377	1,296
Derivative instruments	47,262	47,291
Deferred tax assets	0
Total current assets	157,930	232,829
Gas collateral account	0	0
Investments in subsidiaries	2,378,293	2,177,895
Property, plant and equipment, net	21,442	10,348
Deferred financing costs, net	25,329	20,081
Goodwill	0	0
Intangible assets, net	0	0
Other non-current assets	32,590
Derivative instruments		8,290
Total assets	2,615,584	2,449,443
Current liabilities:
Current portion of long-term debt		0
Accounts payable	4,178	19,231
Royalties payable	0	0
Accrued capital expenditures	0	1,515
Leasehold payable	0	0
Deferred tax liabilities		54,688
Other accrued liabilities	36,287	26,027
Total current liabilities	40,465	101,461
Long-term liabilities:
Long-term debt	1,297,222	900,000
Leasehold payable	0	0
Deferred tax liabilities	47,667	12,497
Other long-term liabilities		3,068
Other long-term liabilities	19,432
Total liabilities	1,404,786	1,017,026
Stockholders’ equity before noncontrolling interest	1,210,798	1,432,417
Noncontrolling interests in consolidated subsidiaries	0	0
Total liabilities and stockholders’ equity	2,615,584	2,449,443
Reportable Legal Entities | Guarantors
Current assets:
Cash	57,800	41,934	31,408	8,541
Accounts receivable	140,493	196,974
Receivable from affiliate	0	55
Prepaid expenses, deposits and other	817	1,702
Derivative instruments	139,698	85,743
Deferred tax assets	0
Total current assets	338,808	326,408
Gas collateral account	3,995	3,995
Investments in subsidiaries	113,268	86,148
Property, plant and equipment, net	2,382,878	1,986,856
Deferred financing costs, net	0	0
Goodwill	0	294,908
Intangible assets, net	0	0
Other non-current assets	76,025
Derivative instruments		54,898
Total assets	2,914,974	2,753,213
Current liabilities:
Current portion of long-term debt		680
Accounts payable	48,191	101,132
Royalties payable	40,572	37,172
Accrued capital expenditures	45,240	89,858
Leasehold payable	17,338	30,702
Deferred tax liabilities		39,197
Other accrued liabilities	71,649	27,502
Total current liabilities	222,990	326,243
Long-term liabilities:
Long-term debt	0	0
Leasehold payable	6,289	4,279
Deferred tax liabilities	299,741	237,155
Other long-term liabilities		7,641
Other long-term liabilities	7,661
Total liabilities	536,681	575,318
Stockholders’ equity before noncontrolling interest	2,378,293	2,177,895
Noncontrolling interests in consolidated subsidiaries	0	0
Total liabilities and stockholders’ equity	2,914,974	2,753,213
Reportable Legal Entities | Non-Guarantors
Current assets:
Cash	15,627	32,361	204	6
Accounts receivable	14,174	1,153
Receivable from affiliate	4,501	2,198
Prepaid expenses, deposits and other	294	341
Derivative instruments	0	0
Deferred tax assets	0
Total current assets	34,596	36,053
Gas collateral account	82	0
Investments in subsidiaries	0	0
Property, plant and equipment, net	865,043	464,127
Deferred financing costs, net	4,915	5,022
Goodwill	39,142	39,142
Intangible assets, net	46,159	47,791
Other non-current assets	0
Derivative instruments		0
Total assets	989,937	592,135
Current liabilities:
Current portion of long-term debt		0
Accounts payable	31,184	31,966
Royalties payable	0	0
Accrued capital expenditures	34,507	16,917
Leasehold payable	0	0
Deferred tax liabilities		0
Other accrued liabilities	3,367	2,086
Total current liabilities	69,058	50,969
Long-term liabilities:
Long-term debt	160,000	0
Leasehold payable	0	0
Deferred tax liabilities	19,911	10,660
Other long-term liabilities		1,900
Other long-term liabilities	3,129
Total liabilities	252,098	63,529
Stockholders’ equity before noncontrolling interest	113,268	86,148
Noncontrolling interests in consolidated subsidiaries	624,571	442,458
Total liabilities and stockholders’ equity	989,937	592,135
Eliminations
Current assets:
Cash	0	0	$ 0	$ 0
Accounts receivable	0	0
Receivable from affiliate	(32,171)	(2,799)
Prepaid expenses, deposits and other	0	0
Derivative instruments	0	0
Deferred tax assets	0
Total current assets	(32,171)	(2,799)
Gas collateral account	0	0
Investments in subsidiaries	(2,491,561)	(2,264,043)
Property, plant and equipment, net	(26,232)	0
Deferred financing costs, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Other non-current assets	0
Derivative instruments		0
Total assets	(2,549,964)	(2,266,842)
Current liabilities:
Current portion of long-term debt		0
Accounts payable	0	0
Royalties payable	0	0
Accrued capital expenditures	0	0
Leasehold payable	0	0
Deferred tax liabilities		(39,197)
Other accrued liabilities	(32,171)	(2,801)
Total current liabilities	(32,171)	(41,998)
Long-term liabilities:
Long-term debt	0	0
Leasehold payable	0	0
Deferred tax liabilities	(95,331)	(51,094)
Other long-term liabilities		0
Other long-term liabilities	0
Total liabilities	(127,502)	(93,092)
Stockholders’ equity before noncontrolling interest	(2,422,462)	(2,173,750)
Noncontrolling interests in consolidated subsidiaries	0	0
Total liabilities and stockholders’ equity	$ (2,549,964)	$ (2,266,842)